Morgan Stanley US Government Securities Trust
Morgan Stanley US Government Securities Trust
Morgan Stanley May 31, 2017 Supplement SUPPLEMENT DATED MAY 31, 2017 TO THE PROSPECTUS OF Morgan Stanley U.S. Government Securities Trust, dated May 1, 2017 (the "Fund")
Average Annual Total Returns For Periods Ended December 31, 2016

The following table replaces the "Average Annual Total Returns" table in the Fund's section of the Prospectus entitled "Fund Summary—Past Performance—Average Annual Total Returns":

Average Annual Total Returns For Periods Ended December 31, 2016

Average Annual Returns - Morgan Stanley US Government Securities Trust	Average Annual Returns, Past 1 Year	Average Annual Returns, Past 5 Years	Average Annual Returns, Past 10 Years	Average Annual Returns, Since Inception
A	(1.99%)	1.04%	2.27%	3.72%
B	(2.45%)	1.60%	2.73%	5.63%
L	2.24%	1.60%	2.28%	3.50%
I	2.88%	2.24%	3.01%	4.21%
Class C	0.60%			0.30%
After Taxes on Distributions | A	(3.14%)	0.02%	1.11%	2.13%
After Taxes on Distributions and Sale of Fund Shares | A	(1.12%)	0.35%	1.27%	2.21%
Bloomberg Barclays U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes)	1.31%	1.57%	4.04%	5.05%
Lipper General U.S. Government Funds Index (reflects no deduction for taxes)	1.61%	1.49%	3.78%	4.38%

Please retain this supplement for future reference.